Oct. 31, 2024
Prospectus Summary | Lord Abbett Focused Growth Fund
Focused Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - Lord Abbett Focused Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		none		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Focused Growth Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares		Class I Shares		Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees		0.65%	0.65%	0.65%		0.65%		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		none		none		0.60%	0.50%	0.25%	none	none
Other Expenses		0.55%	0.55%	0.55%		0.45%		0.55%		0.55%	0.55%	0.55%	0.55%	0.45%
Total Annual Fund Operating Expenses		1.45%	2.20%	1.30%		1.10%	[1]	1.20%	[1]	1.80%	1.70%	1.45%	1.20%	1.10%
Fee Waiver and/or Expense Reimbursement	[2]	(0.40%)	(0.40%)	(0.50%)	[3]	(0.40%)		(0.40%)		(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.80%	0.80%		0.70%	[1]	0.80%		1.40%	1.30%	1.05%	0.80%	0.70%	[1]
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from March 1, 2025 through February 28, 2026, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.70% for each of Class F3 and R6 shares and to an annual rate of 0.80% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]

For the period from March 1, 2025 through February 28, 2026, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Prospectus Summary - Lord Abbett Focused Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 676	$ 283	$ 82	$ 72	$ 82	$ 143	$ 132	$ 107	$ 82	$ 72
3 Years	970	650	363	310	341	528	497	419	341	310
5 Years	1,286	1,143	665	567	621	938	885	754	621	567
10 Years	$ 2,178	$ 2,312	$ 1,524	$ 1,304	$ 1,419	$ 2,083	$ 1,975	$ 1,701	$ 1,419	$ 1,304

If Shares Are Not Redeemed
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Focused Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 676	$ 183	$ 82	$ 72	$ 82	$ 143	$ 132	$ 107	$ 82	$ 72
3 Years	970	650	363	310	341	528	497	419	341	310
5 Years	1,286	1,143	665	567	621	938	885	754	621	567
10 Years	$ 2,178	$ 2,312	$ 1,524	$ 1,304	$ 1,419	$ 2,083	$ 1,975	$ 1,701	$ 1,419	$ 1,304

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities of companies that the portfolio management team believes demonstrate above-average, long-term growth potential in all market capitalization ranges. Under normal conditions, the Fund invests at least 50% of its net assets in companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), Global Depositary Receipt (“GDRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. The Fund considers emerging market countries to include countries that are not currently classified as a developed market by Morgan Stanley Capital International (“MSCI”).

The Fund engages in active and frequent trading of its portfolio securities.

The Fund utilizes a focused investment strategy and is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a greater portion of its assets in the securities of a single issuer or in the securities of fewer issuers than a diversified mutual fund.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS
Risk Table - Prospectus Summary - Lord Abbett Focused Growth Fund	Risk [Text Block]
Risk Lose Money [Member]	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
· Portfolio Management Risk

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

· Market Risk

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

· Equity Securities Risk

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

· Industry and Sector Risk

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

· Focused Investing Risk

• Focused Investing Risk: To the extent that the Fund invests its assets in the securities of a small number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in the securities of a larger number of issuers.

· Growth Investing Risk

• Growth Investing Risk: Growth stocks typically trade at higher multiples of current earnings as compared to other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

· Large Company Risk

• Large Company Risk: Larger, more established companies may be less able to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies.

· Mid-Sized and Small Company Risk

• Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. Securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

· Foreign and Emerging Market Company Risk

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

Risk Nondiversified Status [Member]

• Non-Diversification Risk: The Fund is a non-diversified mutual fund under the 1940 Act. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

· Liquidity/Redemption Risk

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

· High Portfolio Turnover Risk

• High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q 2020 +41.99% Worst Quarter 2nd Q 2022 -24.49%
Average Annual Total Returns (for the periods ended December 31, 2024)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1] The Fund as adopted the S&P 500® Index as its broad-based securities market index.

Average Annual Total Returns - Prospectus Summary - Lord Abbett Focused Growth Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares			41.87%	19.44%	19.09%	Jan. 31, 2019
Class A Shares | After Taxes on Distributions			41.87%	17.64%	17.57%
Class A Shares | After Taxes on Distributions and Sales			24.79%	14.99%	15.02%
Class C Shares	[1]		48.37%	19.96%	19.41%	Jan. 31, 2019
Class F Shares			50.92%	21.18%	20.61%	Jan. 31, 2019
Class F3 Shares			51.14%	21.29%	20.72%	Jan. 31, 2019
Class I Shares			50.90%	21.17%	20.61%	Jan. 31, 2019
Class R3 Shares			50.13%	20.58%	20.01%	Jan. 31, 2019
Class R4 Shares			50.54%	20.87%	20.31%	Jan. 31, 2019
Class R5 Shares			50.86%	21.18%	20.61%	Jan. 31, 2019
Class R6 Shares			51.14%	21.29%	20.72%	Jan. 31, 2019
Russell 1000® Growth Index		Russell 1000® Growth Index	33.36%	18.96%	20.29%	Jan. 31, 2019
S&P 500® Index		S&P 500® Index	25.02%	14.53%	15.94%	Jan. 31, 2019
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.